Commitment and Contingencies (Details Narrative)					3 Months Ended	9 Months Ended			12 Months Ended
	Feb. 03, 2024 USD ($)	Oct. 01, 2023 USD ($)	Feb. 03, 2023 USD ($) ft²	Jan. 01, 2022 USD ($) ft²	Mar. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2024 ft²
Operating lease, payments			$ 1,500			$ 27,728			$ 72,526
Rental and equipment lease expenses						112,800		$ 130,900	166,000		$ 168,000
Settlement Agreement [Member]
Reserved for settlement									70,000
Coastal Pride Seafood LLC [Member]
Operating lease, payments				$ 1,000		8,000
Area of land held. | ft²				1,100
Coastal Pride Seafood LLC [Member] | Subsequent Event [Member]
Area of land held. | ft²												1,600
Gault Sea Food, LLC [Member]
Operating lease, payments	$ 1,500		$ 1,000			13,500
Area of land held. | ft²			9,050
Lessee, operating lease, term of contract			1 year
Gault Sea Food, LLC [Member] | Subsequent Event [Member]
Operating lease, payments	$ 1,500
Taste of BC Aquafarms Inc [Member]
Lease cost amount									2,500
Taste of BC Aquafarms Inc [Member] | Steve and Atkinson [Member]
Lease cost amount										$ 2,590
Taste of BC Aquafarms Inc [Member] | Kathryn Atkinson [Member]
Lease cost amount										$ 2,370
TOBC [Member]
Lease cost amount						2,500
TOBC [Member] | Steve and Atkinson [Member]
Lease cost amount							$ 2,590
TOBC [Member] | Kathryn Atkinson [Member]
Lease cost amount							$ 2,370
Lease Agreement [Member]
Operating lease, payments					$ 23,200	$ 52,200		$ 52,200	$ 69,900
Lease One [Member] | Coastal Pride Seafood LLC [Member]
Operating lease, payments		$ 1,255
Lease Two [Member] | Coastal Pride Seafood LLC [Member]
Operating lease, payments		750
New One Year Office Lease [Member] | Coastal Pride Seafood LLC [Member]
Operating lease, payments		$ 1,000
Area of land held. | ft²									1,100